Options Outstanding by Exercise Price Range (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
29.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 29.49
Number of options, outstanding | shares	84
Weighted average remaining contractual life, outstanding (in years)	5 months 27 days
Weighted average exercise price, outstanding	$ 29.49
Number of options, exercisable | shares	84
Weighted average remaining contractual life, exercisable (in years)	5 months 27 days
Weighted average exercise price, exercisable	$ 29.49
43.95 - 49.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	43.95
Exercise price upper range limit	$ 49.50
Number of options, outstanding | shares	1,799
Weighted average remaining contractual life, outstanding (in years)	3 years 5 months 9 days
Weighted average exercise price, outstanding	$ 49.40
Number of options, exercisable | shares	1,469
Weighted average remaining contractual life, exercisable (in years)	3 years 5 months 5 days
Weighted average exercise price, exercisable	$ 49.39
51.98 - 55.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	51.98
Exercise price upper range limit	$ 55.95
Number of options, outstanding | shares	3,219
Weighted average remaining contractual life, outstanding (in years)	2 years 1 month 10 days
Weighted average exercise price, outstanding	$ 53.82
Number of options, exercisable | shares	3,048
Weighted average remaining contractual life, exercisable (in years)	2 years 1 month 2 days
Weighted average exercise price, exercisable	$ 53.71
64.03 - 74.51
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	64.03
Exercise price upper range limit	$ 74.51
Number of options, outstanding | shares	3,180
Weighted average remaining contractual life, outstanding (in years)	4 years 9 months 4 days
Weighted average exercise price, outstanding	$ 67.18
Number of options, exercisable | shares	1,371
Weighted average remaining contractual life, exercisable (in years)	4 years 4 months 6 days
Weighted average exercise price, exercisable	$ 65.35
80.67 - 84.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	80.67
Exercise price upper range limit	$ 84.77
Number of options, outstanding | shares	4,295
Weighted average remaining contractual life, outstanding (in years)	5 years 9 months 29 days
Weighted average exercise price, outstanding	$ 83.50
Number of options, exercisable | shares	1,353
Weighted average remaining contractual life, exercisable (in years)	5 years 7 months 28 days
Weighted average exercise price, exercisable	$ 83.60
29.49-84.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	29.49
Exercise price upper range limit	$ 84.77
Number of options, outstanding | shares	12,577
Weighted average remaining contractual life, outstanding (in years)	4 years 2 months 23 days
Weighted average exercise price, outstanding	$ 66.54
Number of options, exercisable | shares	7,325
Weighted average remaining contractual life, exercisable (in years)	3 years 5 months 1 day
Weighted average exercise price, exercisable	$ 60.27